Document and Entity Information	Jul. 06, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Description	On July 6, 2021, UNITY Biotechnology, Inc. filed a Current Report on Form 8-K (the “Original Report”) to report that it announced positive data from its Phase 1 safety study of UBX1325 in patients with advanced disease from diabetic macular edema (DME) or wet or neovascular age-related macular degeneration (AMD) for whom anti-VEGF therapy was no longer considered beneficial. The Original Report included a presentation, filed as Exhibit 99.2, which was incorporated by reference therein. This Form 8-K/A is being filed as an amendment to the Original Report solely to file as Exhibit 99.2 a revised presentation to supersede and replace the original presentation included in the Original Report solely to correct the legend on Slide 18 of the presentation.
Amendment Flag	true
Document Period End Date	Jul. 06, 2021
Trading Symbol	UBX
Entity Registrant Name	UNITY BIOTECHNOLOGY, INC.
Entity Central Index Key	0001463361
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38470
Entity Tax Identification Number	26-4726035
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	285 East Grand Ave.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	416-1192
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false